Offsetting of financial assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Asset, Gross amounts of assets	$ 15,217	$ 19,385
Derivative Asset, Gross amounts offset in the balance sheet	0	(27)
Derivative Asset, Net amount of assets presented in the balance sheet	15,217	19,358
Derivative, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Derivative, Gross amounts not offset in the balance sheet, Cash collateral received	(1,050)	(2,950)
Derivative Asset, Gross amounts not offset in the balance sheet, Net amount	14,167	16,408
Designated as Hedging Instrument [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Asset, Gross amounts of assets	15,217	19,239
Derivative Asset, Gross amounts offset in the balance sheet	0	0
Derivative Asset, Net amount of assets presented in the balance sheet	15,217	19,239
Trading Assets, Excluding Debt and Equity Securities [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Asset, Gross amounts of assets	0	146
Derivative Asset, Gross amounts offset in the balance sheet	0	(27)
Derivative Asset, Net amount of assets presented in the balance sheet	$ 0	$ 119